HIMCO VIT American Funds Global Growth Fund

Supplement to Statutory Prospectus dated April 30, 2015

November 19, 2015

Effective November 1, 2015, the information under the heading "Portfolio Manager for the Master Fund" in the "Management" section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Patrice Collete	Partner – Capital World Investors	Less than 1 year
Isabelle de Wismes	Partner – Capital World Investors	3 years
Galen Hoskin	Partner – Capital World Investors	2 years
Jonathan Knowles	Partner – Capital World Investors	2 years

The table under the heading "Portfolio Managers" in the "Management of the Fund" section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Patrice Collete	Less than 1 year (plus 14 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 21 years in total; 16 years with CRMC or an affiliate	Serves as an equity portfolio manager.
Isabelle de Wismes	3 years (plus 14 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 31 years in total ; 22 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Galen Hoskin	2 years (plus 14 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 21 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Jonathan Knowles	2 years (plus 10 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 23 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Keep this supplement with your prospectus

HIMCO VIT American Funds Global Growth and Income Fund

Supplement to Statutory Prospectus dated April 30, 2015

November 19, 2015

Effective November 1, 2015, the information under the heading "Portfolio Manager for the Master Fund" in the "Management" section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Bradford F. Freer	Partner – Capital World Investors	2 years
Gregg E. Ireland	Partner – Capital World Investors	9 years
Martin Romo	Partner – Capital World Investors	6 years
Andrew B. Suzman	Partner – Capital World Investors	6 years

The table under the heading "Portfolio Managers" in the "Management of the Fund" section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Bradford F. Freer	2 years (plus 6 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 23 years in total; 22 years with CRMC or an affiliate	Serves as an equity portfolio manager.
Gregg E. Ireland	9 years	Partner – Capital World Investors. Investment professional for 43 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Martin Romo	6 years (plus 1 year of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 23 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Andrew B. Suzman	6 years	Partner – Capital World Investors. Investment professional for 22 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Keep this supplement with your prospectus

HIMCO VARIABLE INSURANCE TRUST

Supplement to Combined Statement of Additional Information dated April 30, 2015

November 19, 2015

Effective November 1, 2015, the information in the table under the heading “Other Accounts Managed by Master Fund Portfolio Managers” in the “Portfolio Managers” section of the statement of additional information is amended with respect to the funds listed below as follows.  The footnotes to this table in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Master Global Growth Fund
Patrice Collette	None		1	$0.24	None
Isabelle de Wismes	1	$56.6	1	$0.24	None
Galen Hoskin	2	$25.6	1	$2.47	None
Jonathan Knowles	3	$203.4	None		None
Master Global Growth and Income Fund
Bradford F. Freer	1	$25.9	None		None
Gregg E. Ireland	2	$199.2	1	$0.24	None
Martin Romo	2	$214.3	None		None
Andrew B. Suzman	18	$272.0	None		None

Keep this supplement with your statement of additional information